Income taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Undistributed earnings of PRC subsidiaries
Withholding tax rate for dividends distributed by a foreign invested enterprise		10.00%
Other tax expense	$ 1,400,000	$ 500,000	$ 400,000
Other	(14.80%)	(26.00%)	1.70%
Tax rate	34.00%	34.00%	34.00%
Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Tax rate	25.00%
Non-PRC Tax Resident Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Tax rate	10.00%
SGOCO Fujian [Member]
Income Tax Disclosure [Line Items]
Income tax expense		$ 877,000
Income tax payable	$ 6,241,000	6,241,000
SGOCO International [Member] | Hong Kong [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	$ 867,000	$ 159,000
Tax rate	16.50%	16.50%	16.50%
PRC Entities [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	$ 2,361,000	$ 2,091,000
Net tax loss carry forwards, expiration date		Dec. 31, 2020
SGO [Member] | U.S. [Member]
Income Tax Disclosure [Line Items]
Net tax loss carry forwards	$ 606,000	$ 599,000
Net tax loss carry forwards, expiration date	Dec. 31, 2030
Tax rate	34.00%